Short-Term Deposit	12 Months Ended
Dec. 31, 2017
Short-Term Deposit [Abstract]
SHORT-TERM DEPOSIT

NOTE 6 -SHORT-TERM DEPOSIT:

Short-term deposit amounted to approximately USD 3.5 million as of December 31, 2017, including a bank deposit with a maturity period of up to 12 months.

The deposit bear interest of 1% per year.